Ordinary Shares	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Ordinary Shares

11. ORDINARY SHARES

Upon the completion of the IPO, the ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to thirty votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

During the year ended December 31, 2023, 5,555,796 Class A ordinary shares were issued in relation to the share-based compensation.

During the year ended December 31, 2024, 2,426,347 Class A ordinary shares were issued in relation to the share-based compensation.

During the year ended December 31, 2025, 6,869,700 Class A ordinary shares were issued in relation to the share-based compensation.

On March 21, 2024, Mr. Andy Chang Liu, the founder, chairman and CEO of the Company entered into a share purchase agreement with the Company to acquire 58,453,168 Class B ordinary shares at a subscription price of US$0.0532 per share, which was the average closing price per ordinary share for the 30 trading days preceding the date of share purchase agreement. The subscription payment of RMB22,388 for the Class B ordinary shares was subsequently paid in cash at three VIEs of the Group.

On March 25, 2025, Mr. Andy Chang Liu, the founder, chairman and CEO of the Company entered into a share purchase agreement with the Company to acquire 83,093,664 Class B ordinary shares and 18,252,336 Class A ordinary shares at a subscription price of US$0.0397 per share, which was the average closing price per ordinary share for the 30 trading days preceding March 28, 2025. The subscription payment of RMB28,900 for the Class A ordinary shares and Class B ordinary shares was subsequently paid in cash at a VIE of the Group.

The Company’s Board of Directors has authorized multiple share purchase programs since 2021. On September 3, 2025, the Company's Board of Directors authorized another share repurchase program, under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the 12 months starting from September 4, 2025. Under each share repurchase program, the Company could repurchase its Class A ordinary shares from open market or through privately negotiated transactions.

During the year ended December 31, 2023, the Company repurchased 105,636,192 Class A ordinary shares (equivalent to 2,112,724 ADSs) at a total consideration of RMB51,393.

During the year ended December 31, 2024, the Company repurchased 3,921,900 Class A ordinary shares (equivalent to 78,438 ADSs) at a total consideration of RMB1,070.

During the year ended December 31, 2025, the Company repurchased 10,338,400 Class A ordinary shares (equivalent to 206,768 ADSs) at a total consideration of RMB3,516.

The total par value of the repurchased shares was recorded as treasury stock on the consolidated balance sheets, and the difference between the par value and the amount of cash paid was recorded in additional paid-in capital.